As filed with the Securities and Exchange Commission on November 12, 2014
Securities Act File No. 333-70423
Investment Company Act of 1940 File No. 811-09195

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

Pre-Effective Amendment No. / /
Post-Effective Amendment No. 37 / X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /
Amendment No. 38 / X /

SA Funds - Investment Trust
(Exact Name of Registrant as Specified in Charter)

10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (408) 260-3100

Christopher D. Stanley, Esq.
Chief Legal Officer
SA Funds – Investment Trust
10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq.	Jennifer Gonzalez, Esq.
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	K&L Gates LLP
Mail Code: CPH3	1601 K Street, N.W.
4 Copley Place, 5th Floor	Washington, DC 20006
Boston, Massachusetts 02116

It is proposed that this filing will become effective: (check appropriate box)

X	Immediately upon filing pursuant to paragraph (b)
On (Date) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On (Date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On (Date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and the State of California, on the 12th day of November, 2014.

SA FUNDS - INVESTMENT TRUST

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signatures	Title	Date
* /s/ Bryan W. Brown	Trustee	November 12, 2014
Bryan W. Brown

* /s/ Harold M. Shefrin	Trustee	November 12, 2014
Harold M. Shefrin

* /s/ Charles M. Roame	Trustee	November 12, 2014
Charles M. Roame

/s/ Alexander B. Potts	President and	November 12, 2014
Alexander B. Potts	Chief Executive Officer

/s/ Michael Clinton	Treasurer and Chief	November 12, 2014
Michael Clinton	Financial and Accounting Officer

*By:	/s/ Christopher Stanley
Christopher Stanley
As Attorney-in-Fact for each Trustee

*signed pursuant to power of attorney.

SIGNATURES

As it relates to the SA International Small Company Fund only, DFA Investment Dimensions Group Inc. consents to the filing of this amendment to the Registration Statement of SA Funds – Investment Trust, which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and the State of California on the 12th day of November, 2014.

DFA Investment Dimensions Group Inc.

By:	/s/David G. Booth*
David G. Booth
President

The undersigned Directors and Principal Officers of DFA Investment Dimensions Group Inc. consent to the filing of this amendment to the Registration Statement of SA Funds – Investment Trust as it relates to the SA International Small Company Fund only, on the date indicated.

Signature	Title	Date
/s/David G. Booth*	President, Director, Chairman and	November 12, 2014
David G. Booth	Co-Chief Executive Officer

/s/David R. Martin*	Chief Financial Officer, Treasurer and	November 12, 2014
David R. Martin	Vice President

/s/George M. Constantinides*	Director	November 12, 2014
George M. Constantinides

/s/John P. Gould*	Director	November 12, 2014
John P. Gould

/s/Roger G. Ibbotson*	Director	November 12, 2014
Roger G. Ibbotson

/s/Edward P. Lazear*	Director	November 12, 2014
Edward P. Lazear

/s/Eduardo A. Repetto*	Director, Co-Chief Executive Officer	November 12, 2014
Eduardo A. Repetto	and Chief Investment Officer

/s/Myron S. Scholes*	Director	November 12, 2014
Myron S. Scholes

/s/Abbie J. Smith*	Director	November 12, 2014
Abbie J. Smith

*By:	/s/Jeff J. Jeon
Jeff J. Jeon, Attorney-in-Fact (Pursuant to a Power-of-Attorney)

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase